Summary of Significant Accounting Policies - Summary of Intangible Assets (Detail) - Centuri Construction Group Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 92,068	$ 46,067
Accumulated Amortization	(11,366)	(8,398)
Net Carrying Amount	80,702	37,669
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	76,254	34,033
Accumulated Amortization	(6,743)	(3,906)
Net Carrying Amount	69,511	30,127
Trade Names and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	13,754	9,349
Accumulated Amortization	(4,080)	(2,565)
Net Carrying Amount	9,674	6,784
Customer Contracts Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,656
Accumulated Amortization		(1,656)
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,060	1,029
Accumulated Amortization	(543)	(271)
Net Carrying Amount	$ 1,517	$ 758